Deferred income - General information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income.
Carbon dioxide emissions allowances	$ 17,581	$ 4,271
Government grant	8,813	3,743
Total	$ 26,394	$ 8,014